JPMorgan Value Advantage Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.71%	11.18%	10.46%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	9.04%	11.07%	9.53%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	9.28%	11.35%	9.81%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	9.58%	11.63%	10.08%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	9.74%	11.79%	10.26%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	9.85%	11.91%	10.36%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.82%	9.13%	8.51%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.00%	9.08%	8.16%